Property and Equipment, net	12 Months Ended
Dec. 31, 2015
Property and Equipment, net [Abstract]
Property and Equipment, net
7.	Property and Equipment, net

	December 31,
	2015	2014
Computer and test equipment	$206,499	$73,290
Website development costs	39,870	39,870
Furniture and fixtures	32,845	1,777
Software	10,791	5,991
Leasehold improvements	18,288	-
	308,293	120,928
Less accumulated depreciation and amortization	(75,229)	(17,285)
	$233,064	$103,643

Depreciation expense was $57,944 and $20,452 for the years ended December 31, 2015 and 2014, respectively.